Financial Assets and Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Assets And Liabilities [Line Items]
Derivative liability	€ 230,000
Other long term liabilities	842,000	€ 250,000
Loans payable	2,650,000	1,000
Provisions totaling	842
Potential exposure	900,000
Financial Instruments [Member]
Financial Assets And Liabilities [Line Items]
Credit losses	1,608,000
Trade receivables	1,527,000
Loans	81,000
Derivative liability	230,000
Other long term liabilities	842,000	250,000
Tax liabilities	731,000
Contingent consideration	106,000	120,000
Warrant expenses	€ 5,000	51,000
Loans payable		€ 79,000